SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - ROU assets and lease liabilities (Details) $ in Thousands	Sep. 30, 2021 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Right-of-use assets.	$ 5,511
Current lease liabilities.	1,105
Non-current lease liabilities.	$ 4,995